SCHEDULE OF COST OF REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 2,029	$ 853	$ 783
Payroll and Related Expenses [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	1,096	493
Subcontractor and Outsourced Work [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	162	65
Materials and Components Consumed [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	291	90
Car Maintenance [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	373	147
Other [Member]
IfrsStatementLineItems [Line Items]
Cost of revenues	$ 107	$ 58